Basis of Consolidation and Accounting Policies - Summary of Newly Issued Financial Reporting Rules not yet Applied (Detail)	12 Months Ended
Dec. 31, 2021
Amendments to IFRS 3, IAS 16 and IAS 37, IFRS 1, IFRS 9, IAS 41 an IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2022
Amendments to IAS 8, Definition of accounting estimates
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2023
Amendments to IAS 1 and IFRS- Guidance Doc. 2, Disclosure of accounting policies
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2023
Amendments to IAS 1, Classification of liabilities as current or non-current
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2023
Amendments to IAS 12, Deferred Tax related to assets and liabilities
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2023
Insurance Contracts IFRS 17, Initial Applications of IFRS 17 and IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2023